Stockholders’ Equity - Additional information (Details) - USD ($)	3 Months Ended
	Mar. 31, 2022	Jan. 06, 2022
Class of Stock [Line Items]
Repurchase and retirement of common stock (in shares)	282,334
Repurchase of common stock	$ 1,037,000
Class A Common Stock
Class of Stock [Line Items]
Stock repurchase program, authorized amount		$ 20,000,000.0
Repurchase and retirement of common stock (in shares)	282,334
Average purchase price (in dollars per share)	$ 3.67
Repurchase of common stock	$ 1,000,000
Remaining authorized repurchase amount	$ 19,000,000